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As filed with the Securities and Exchange Commission on May 12, 2000.

-------------------------------------------------------------------------------

                                                             File Nos. 033-48137
                                                                       811-06691

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 12              /X/

                                     AND/OR

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 14                      /X/

                     CG VARIABLE ANNUITY SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                   CONNECTICUT GENERAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               MARK A. PARSONS, ESQUIRE
                    CONNECTICUT GENERAL LIFE INSURANCE COMPANY
                                900 COTTAGE GROVE ROAD
                           HARTFORD, CONNECTICUT  06152-2215
                                  860/726-6000
                (Name and Complete Address of Agent for Service)

                                   COPIES TO:
                            RICHARD T. CHOI, ESQUIRE
                         FREEDMAN, LEVY, KROLL & SIMONDS
                    1050 CONNECTICUT AVENUE, N.W., SUITE 825
                            WASHINGTON, DC 20036-5366

     APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: CONTINUOUS IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

     /X/  immediately upon filing pursuant to paragraph (b) of Rule 485

     / /  on (date) pursuant to paragraph (b) of Rule 485

     / /  60 days after filing pursuant to paragraph (a)(1) of Rule 485

     / /  on (date) pursuant to paragraph (a)(1) of Rule 485


IF APPROPRIATE, CHECK THE FOLLOWING BOX:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: Units of Interest in the CG Variable Annuity Separate Account under Deferred Variable Annuity Contracts.


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Explanatory Note

Registrant is filing this post-effective amendment ("Amendment") for the sole purpose of amending the registration statement to include certain exhibits which were inadvertently omitted from Post-Effective Amendment No.11, as filed with the Commission on May 10, 2000. The Amendment is not intended to amend or delete any part of the registration statement, except as specifically noted herein.


PART C

Part C is hereby amended to include the following exhibits:

Item 24(b). EXHIBITS

(9)     Opinion and Consent of Mark A. Parsons, Esq.

(15)    Powers of Attorney of John Cannon, III, Carol M. Olsen and
        Marc L. Preminger.



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                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this amended registration statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the Town of Bloomfield and State of Connecticut on the 12th day of May, 2000.

                                   GC VARIABLE ANNUITY SEPARATE ACCOUNT
                                   (REGISTRANT)

                                   ---------------------------
                                   By: /s/ JAMES YABLECKI

                                   James Yablecki
                                   Assistant Vice President

CONNECTICUT GENERAL LIFE INSURANCE COMPANY
(DEPOSITOR)

                                   ----------------------------
                                   BY: /s/ JAMES YABLECKI

                                   James Yablecki
                                   Assistant Vice President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 12 to this Registration Statement (File No. 33-48137) has been signed below on May 12, 2000 by the following persons, as officers and directors of the Depositor, in the capacities indicated:


/s/THOMAS C. JONES               President (Principal Executive Officer)and Director
---------------------------
Thomas C. Jones


/s/ROBERT E. WAHLMAN             Vice President (Principal Accounting Officer)
---------------------------
Robert E. Wahlman


/s/JAMES YABLECKI                Assistant Vice President (Principal Financial Officer)
---------------------------
James Yablecki


/s/MARC L. PREMINGER             Senior Vice President, Chief Financial Officer and Director
---------------------------
Marc L. Preminger


/s/JOHN CANNON, III              Senior Vice President, Chief Counsel and Director
---------------------------
John Cannon, III


/s/CAROL M. OLSEN                Senior Vice President and Director
---------------------------
Carol M. Olsen


/s/HAROLD W. ALBERT               Director
---------------------------
Harold W. Albert

(A Majority of Directors)



By: /s/ MARK A. PARSONS                               Date:    May 12, 2000
--------------------------
Mark A. Parsons, Attorney-in-Fact





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                                    EXHIBIT LIST

The following exhibits are filed herewith:

EXHIBIT NO.                DESCRIPTION

(9)     Opinion and Consent Mark A. Parsons, Esq.

(15)    Powers  of  Attorney  of John  Cannon,  III,  Carol  M.  Olsen  and
        Marc L. Preminger.